DISTRIBUTION OF PROFIT	12 Months Ended
Dec. 31, 2017
DISTRIBUTION OF PROFIT
DISTRIBUTION OF PROFIT

21DISTRIBUTION OF PROFIT

Pursuant to the laws and regulations of the PRC, the Company’s PRC entities are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. The general reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividend.

These PRC entities are restricted in their ability to transfer the registered capital and general reserve fund to GDS Holdings in the form of dividends, loans or advances. The restricted portion amounted to RMB1,975,175 and RMB2,495,075 as of December 31, 2016 and 2017, respectively, including non-distributable general reserve fund of nil and RMB214 as of December 31, 2016 and 2017, respectively. The parent company financial information of GDS Holdings is disclosed in note 27.